Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Apr. 11, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds		$ 210
Discontinued operations, adjustment to estimated future gain on disposal	$ 30